Capital Group Central Corporate Bond Fund
Investment portfolio
February 28, 2026
unaudited

Bonds, notes & other debt instruments 90.00% Corporate bonds and notes 81.88% Financials 22.71%	Principal amount (000)	Value (000)
American Express Co. 1.65% 11/4/2026	USD21,868	$21,559
American Express Co. 2.55% 3/4/2027	3,270	3,234
American Express Co. 4.009% 2/9/2029 (USD-SOFR + 0.581% on 2/9/2028) (a)	27,211	27,299
American Express Co. 4.05% 5/3/2029	10,617	10,710
American Express Co. 4.456% 2/10/2032 (USD-SOFR + 0.867% on 2/10/2031) (a)	16,596	16,762
American Express Co. 5.284% 7/26/2035 (USD-SOFR + 1.42% on 7/26/2034) (a)	1,621	1,684
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (a)	13,857	14,447
American International Group, Inc. 5.125% 3/27/2033	11,371	11,726
American International Group, Inc. 5.45% 5/7/2035	8,918	9,306
American International Group, Inc. 4.375% 6/30/2050	6,292	5,269
Aon Corp. 5.35% 2/28/2033	2,129	2,229
Aon Corp. 3.90% 2/28/2052	4,071	3,053
Aon North America, Inc. 5.45% 3/1/2034	33,892	35,372
Aon North America, Inc. 5.75% 3/1/2054	15,191	15,046
Arthur J. Gallagher & Co. 5.00% 2/15/2032	2,015	2,061
Arthur J. Gallagher & Co. 5.15% 2/15/2035	40,468	41,042
Arthur J. Gallagher & Co. 3.50% 5/20/2051	863	600
Arthur J. Gallagher & Co. 5.55% 2/15/2055	2,417	2,315
Athene Global Funding 5.543% 8/22/2035 (b)	3,000	2,990
Athene Holding, Ltd. 6.625% 5/19/2055	21,180	20,756
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030) (a)	9,179	8,337
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (a)	19,727	17,804
Bank of America Corp. 2.651% 3/11/2032 (USD-SOFR + 1.22% on 3/11/2031) (a)	25,715	23,849
Bank of America Corp. 2.687% 4/22/2032 (USD-SOFR + 1.32% on 4/22/2031) (a)	17,414	16,128
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (a)	103,929	93,791
Bank of America Corp. 2.572% 10/20/2032 (USD-SOFR + 1.21% on 10/20/2031) (a)	3,479	3,171
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032) (a)	19,885	18,387
Bank of America Corp. 4.571% 4/27/2033 (USD-SOFR + 1.83% on 4/27/2032) (a)	26,256	26,370
Bank of America Corp. 5.045% 2/6/2037 (USD-SOFR + 1.13% on 2/6/2036) (a)	97,661	99,110
Bank of America Corp. 2.831% 10/24/2051 (USD-SOFR + 1.88% on 10/24/2050) (a)	2,679	1,728
Bank of Montreal 4.10% 12/15/2027 (USD-SOFR + 0.525% on 12/15/2026) (a)	25,000	25,026
Bank of New York Mellon Corp. 5.802% 10/25/2028 (USD-SOFR + 1.802% on 10/25/2027) (a)	11,678	12,041
Bank of New York Mellon Corp. 4.942% 2/11/2031 (USD-SOFR + 0.887% on 2/11/2030) (a)	29,392	30,331
Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034) (a)	6,236	6,496
Berkshire Hathaway Finance Corp. 4.20% 8/15/2048	10,432	8,798
Berkshire Hathaway Finance Corp. 3.85% 3/15/2052	4,348	3,382
Blackstone Reg Finance Co., LLC 4.95% 2/15/2036	4,875	4,833
Blackstone, Inc. 5.00% 12/6/2034	10,655	10,695
BNP Paribas SA 5.283% 11/19/2030 (USD-SOFR + 1.28% on 11/19/2029) (a)(b)	5,000	5,181
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (a)(b)	3,750	3,983
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (a)(b)	11,376	12,258
BPCE SA 6.027% 5/28/2036 (USD-SOFR + 1.956% on 5/28/2035) (a)(b)	6,638	7,005
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (a)(b)	39,728	40,024
Brown & Brown, Inc. 4.90% 6/23/2030	4,000	4,068
Brown & Brown, Inc. 5.25% 6/23/2032	11,771	12,000
Capital Group Central Corporate Bond Fund — Page 1 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Brown & Brown, Inc. 5.55% 6/23/2035	USD17,303	$17,665
Brown & Brown, Inc. 6.25% 6/23/2055	22,924	23,427
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(b)	876	914
CaixaBank SA 5.581% 7/3/2036 (USD-SOFR + 1.79% on 7/3/2035) (a)(b)	1,300	1,350
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (a)	2,371	2,571
Capital One Financial Corp. 5.884% 7/26/2035 (USD-SOFR + 1.99% on 7/26/2034) (a)	2,359	2,488
Capital One Financial Corp. 5.197% 9/11/2036 (USD-SOFR + 1.63% on 9/11/2035) (a)	4,350	4,340
Capital One Financial Corp. 5.399% 1/30/2037 (USD-SOFR + 1.508% on 1/30/2036) (a)	14,585	14,723
Chubb INA Holdings, LLC 3.35% 5/3/2026	8,585	8,576
Chubb INA Holdings, LLC 5.00% 3/15/2034	77,669	79,972
Chubb INA Holdings, LLC 4.90% 8/15/2035	16,193	16,418
Chubb INA Holdings, LLC 4.35% 11/3/2045	400	353
Citibank, NA 4.914% 5/29/2030	5,700	5,890
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (a)	13,570	13,775
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029) (a)	1,172	1,123
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030) (a)	29,937	27,990
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031) (a)	15,367	14,072
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (a)	16,302	14,753
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (a)	2,443	2,260
Citigroup, Inc. 5.174% 9/11/2036 (USD-SOFR + 1.488% on 9/11/2035) (a)	35,818	36,457
Corebridge Financial, Inc. 3.90% 4/5/2032	11,777	11,191
Corebridge Global Funding 4.90% 12/3/2029 (b)	4,525	4,627
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (a)	5,370	5,303
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (a)	2,000	1,922
Deutsche Bank AG 4.725% 2/6/2032 (USD-SOFR + 1.135% on 2/6/2031) (a)	37,450	37,779
Goldman Sachs Group, Inc. 2.60% 2/7/2030	4,679	4,426
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (a)	1,851	1,881
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (a)	41,929	41,965
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031) (a)	22,195	19,865
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031) (a)	12,047	10,975
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (a)	43,831	43,692
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027) (a)	15,675	15,809
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027) (a)	1,994	2,101
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (a)	41,629	39,810
HSBC Holdings PLC 5.286% 11/19/2030 (USD-SOFR + 1.29% on 11/19/2029) (a)	5,278	5,472
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (a)	7,300	7,385
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031) (a)	267	247
HSBC Holdings PLC 5.79% 5/13/2036 (USD-SOFR + 1.88% on 5/13/2035) (a)	31,317	33,302
HSBC Holdings PLC 5.133% 11/6/2036 (USD-SOFR + 1.43% on 11/6/2035) (a)	15,055	15,212
Intercontinental Exchange, Inc. 4.20% 3/15/2031	9,200	9,246
Intercontinental Exchange, Inc. 5.25% 6/15/2031	5,781	6,073
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (a)(b)	11,305	13,803
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (a)	28,218	29,073
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (a)	29,554	30,106
JPMorgan Chase & Co. 1.764% 11/19/2031 (3-month USD CME Term SOFR + 1.105% on 11/19/2030) (a)	835	748
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (a)	54,760	49,160
JPMorgan Chase & Co. 2.58% 4/22/2032 (3-month USD CME Term SOFR + 1.25% on 4/22/2031) (a)	4,602	4,249
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (a)	38,830	35,378
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032) (a)	1,000	928
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032) (a)	10,089	10,347
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (a)	6,882	7,149
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (a)	27,997	29,616
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (a)	64,808	64,710
Capital Group Central Corporate Bond Fund — Page 2 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 4.898% 1/22/2037 (USD-SOFR + 1.07% on 1/22/2036) (a)	USD46,653	$46,951
JPMorgan Chase & Co. 3.109% 4/22/2051 (USD-SOFR + 2.44% on 4/22/2050) (a)	1,925	1,324
Marsh & McLennan Cos., Inc. 2.25% 11/15/2030	5,031	4,619
Marsh & McLennan Cos., Inc. 5.40% 9/15/2033	13,230	13,935
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	61,277	62,412
Marsh & McLennan Cos., Inc. 4.95% 3/15/2036	2,000	2,019
Marsh & McLennan Cos., Inc. 2.90% 12/15/2051	1,777	1,131
Marsh & McLennan Cos., Inc. 5.70% 9/15/2053	4,113	4,114
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	19,574	18,772
Mastercard, Inc. 4.55% 3/15/2028	16,283	16,560
Mastercard, Inc. 4.95% 3/15/2032	7,160	7,495
Mastercard, Inc. 4.875% 5/9/2034	13,639	14,078
Mastercard, Inc. 4.55% 1/15/2035	10,309	10,379
MetLife, Inc. 5.375% 7/15/2033	17,216	18,155
Metropolitan Life Global Funding I 5.05% 1/6/2028 (b)	6,669	6,814
Metropolitan Life Global Funding I 4.15% 8/25/2028 (b)	4,461	4,496
Metropolitan Life Global Funding I 2.95% 4/9/2030 (b)	3,778	3,625
Metropolitan Life Global Funding I 1.55% 1/7/2031 (b)	17,187	15,194
Metropolitan Life Global Funding I 4.35% 1/12/2031 (b)	13,726	13,839
Mitsubishi UFJ Financial Group, Inc. 4.527% 9/12/2031 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.13% on 9/12/2030) (a)	8,000	8,098
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (a)	3,535	3,600
Morgan Stanley 6.407% 11/1/2029 (USD-SOFR + 1.83% on 11/1/2028) (a)	1,404	1,487
Morgan Stanley 4.238% 1/9/2030 (USD-SOFR + 0.80% on 1/9/2029) (a)	10,155	10,192
Morgan Stanley 4.213% 2/8/2030 (USD-SOFR + 0.762% on 2/8/2029) (a)	4,327	4,348
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (a)	4,647	4,854
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (a)	32,156	32,686
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (a)	22,162	22,962
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (a)	89,268	89,497
Morgan Stanley 4.493% 1/16/2032 (USD-SOFR + 0.95% on 1/16/2031) (a)	15,017	15,107
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (a)	6,553	5,803
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (a)	37,184	37,007
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (a)	76,744	77,428
National Rural Utilities Cooperative Finance Corp. 3.05% 4/25/2027	1,875	1,861
New York Life Global Funding 2.35% 7/14/2026 (b)	3,570	3,550
New York Life Global Funding 4.60% 12/5/2029 (b)	15,123	15,463
New York Life Global Funding 1.20% 8/7/2030 (b)	10,498	9,320
New York Life Global Funding 4.55% 1/28/2033 (b)	3,788	3,821
Northwestern Mutual Global Funding 4.125% 8/25/2028 (b)	13,130	13,223
PNC Bank, NA 4.543% 5/13/2027 (USD-SOFR + 0.63% on 5/13/2026) (a)	10,322	10,334
PNC Bank, NA 5.373% 7/21/2036 (USD-SOFR + 1.417% on 7/21/2035) (a)	6,461	6,701
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (a)	12,214	12,661
PNC Financial Services Group, Inc. 5.222% 1/29/2031 (USD-SOFR + 1.072% on 1/29/2030) (a)	21,946	22,829
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (a)	16,159	18,403
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (a)	10,929	11,507
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (a)	26,495	27,483
Royal Bank of Canada 4.696% 8/6/2031 (USD-SOFR + 1.06% on 8/6/2030) (a)	13,005	13,292
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	18,475	18,610
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	6,207	6,472
Sumitomo Mitsui Financial Group, Inc. 5.776% 7/13/2033	10,601	11,422
The Goldman Sachs Group, Inc. 4.148% 1/21/2029 (USD-SOFR + 0.71% on 1/21/2028) (a)	11,656	11,664
The Goldman Sachs Group, Inc. 4.516% 1/21/2032 (USD-SOFR + 0.96% on 1/21/2031 (a)	20,553	20,684
The Goldman Sachs Group, Inc. 5.065% 1/21/2037 (USD-SOFR + 1.19% on 1/21/2036) (a)	2,308	2,325
The Goldman Sachs Group, Inc. 5.541% 1/21/2047 (USD-SOFR + 1.32% on 1/21/2046) (a)	2,829	2,817
Capital Group Central Corporate Bond Fund — Page 3 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Toronto-Dominion Bank (The) 4.861% 1/31/2028	USD5,686	$5,795
Toronto-Dominion Bank (The) 4.808% 6/3/2030	7,000	7,200
Travelers Cos., Inc. 5.05% 7/24/2035	4,495	4,604
Travelers Cos., Inc. 4.00% 5/30/2047	3,885	3,200
Travelers Cos., Inc. 4.05% 3/7/2048	2,753	2,258
Travelers Cos., Inc. 2.55% 4/27/2050	859	530
Travelers Cos., Inc. 5.45% 5/25/2053	4,404	4,392
Travelers Cos., Inc. 5.70% 7/24/2055	1,878	1,933
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (a)	19,878	20,520
U.S. Bancorp 5.046% 2/12/2031 (USD-SOFR + 1.061% on 2/12/2030) (a)	8,878	9,174
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (a)	11,206	11,762
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (a)(b)	8,730	9,142
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031) (a)(b)	3,405	3,062
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031) (a)(b)	9,670	9,052
Visa, Inc. 4.70% 2/12/2036	9,550	9,656
Wells Fargo & Co. 4.182% 1/23/2030 (USD-SOFR + 0.74% on 1/23/2029) (a)	13,375	13,424
Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029) (a)	10,109	9,677
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (a)	11,166	11,562
Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032) (a)	823	773
Wells Fargo & Co. 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032) (a)	9,032	9,214
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033) (a)	12,278	12,799
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (a)	36	40
Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034) (a)	3,203	3,290
Wells Fargo & Co. 4.892% 9/15/2036 (USD-SOFR + 1.34% on 9/15/2035) (a)	7,438	7,462
Wells Fargo & Co. 4.96% 1/23/2037 (USD-SOFR + 1.10% on 1/23/2036) (a)	46,316	46,510
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052) (a)	9,577	8,263
		2,673,640
Health care 15.06%
Abbott Laboratories 4.00% 3/15/2031	4,125	4,123
Abbott Laboratories 4.65% 3/15/2036	84,796	84,855
Abbott Laboratories 5.50% 3/15/2056	25,346	25,452
AbbVie, Inc. 2.95% 11/21/2026	23,238	23,095
AbbVie, Inc. 4.95% 3/15/2031	20,850	21,712
AbbVie, Inc. 4.40% 3/15/2033	3,870	3,887
AbbVie, Inc. 5.05% 3/15/2034	66,997	69,578
AbbVie, Inc. 5.20% 3/15/2035	19,823	20,692
AbbVie, Inc. 4.75% 3/15/2036	12,277	12,346
AbbVie, Inc. 5.35% 3/15/2044	2,869	2,882
AbbVie, Inc. 5.40% 3/15/2054	20,079	19,734
AbbVie, Inc. 5.55% 3/15/2056	2,555	2,573
AbbVie, Inc. 5.50% 3/15/2064	3,095	3,048
Amgen, Inc. 2.20% 2/21/2027	3,010	2,963
Amgen, Inc. 5.15% 3/2/2028	14,926	15,290
Amgen, Inc. 3.00% 2/22/2029	2,882	2,813
Amgen, Inc. 4.05% 8/18/2029	3,633	3,653
Amgen, Inc. 2.45% 2/21/2030	4,687	4,423
Amgen, Inc. 4.20% 2/19/2031	15,735	15,785
Amgen, Inc. 2.30% 2/25/2031	4,687	4,310
Amgen, Inc. 2.00% 1/15/2032	12,963	11,465
Amgen, Inc. 4.20% 3/1/2033	38,167	37,744
Amgen, Inc. 5.25% 3/2/2033	56,729	59,416
Amgen, Inc. 4.85% 2/19/2036	50,988	51,283
Capital Group Central Corporate Bond Fund — Page 4 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Amgen, Inc. 3.15% 2/21/2040	USD2,636	$2,123
Amgen, Inc. 5.60% 3/2/2043	8,782	8,980
Amgen, Inc. 4.20% 2/22/2052	2,036	1,651
Amgen, Inc. 4.875% 3/1/2053	3,495	3,126
Amgen, Inc. 5.65% 3/2/2053	17,559	17,540
Amgen, Inc. 4.40% 2/22/2062	5,748	4,598
AstraZeneca PLC 4.00% 1/17/2029	4,920	4,955
Baxter International, Inc. 4.45% 2/15/2029	3,836	3,853
Baxter International, Inc. 5.65% 12/15/2035	43,060	43,803
Baxter International, Inc. 3.132% 12/1/2051	5,401	3,369
Bristol-Myers Squibb Co. 5.20% 2/22/2034	76,118	79,695
Bristol-Myers Squibb Co. 2.55% 11/13/2050	6,857	4,151
Bristol-Myers Squibb Co. 3.70% 3/15/2052	7,133	5,333
Bristol-Myers Squibb Co. 5.55% 2/22/2054	44,694	44,372
Cencora, Inc. 4.90% 2/13/2036	6,825	6,876
Cencora, Inc. 5.65% 2/13/2056	2,697	2,714
Centene Corp. 4.25% 12/15/2027	3,446	3,427
Centene Corp. 2.45% 7/15/2028	20,239	19,084
Centene Corp. 4.625% 12/15/2029	6,180	6,034
Cigna Group (The) 5.25% 1/15/2036	19,245	19,774
Cigna Group (The) 6.00% 1/15/2056	8,722	9,064
CVS Health Corp. 1.30% 8/21/2027	10,000	9,632
CVS Health Corp. 3.25% 8/15/2029	4,775	4,647
CVS Health Corp. 1.75% 8/21/2030	7,924	7,127
CVS Health Corp. 1.875% 2/28/2031	10,860	9,685
CVS Health Corp. 5.00% 9/15/2032	20,261	20,793
CVS Health Corp. 5.25% 2/21/2033	20,879	21,693
CVS Health Corp. 5.70% 6/1/2034	22,667	23,944
CVS Health Corp. 5.45% 9/15/2035	8,732	9,023
CVS Health Corp. 6.05% 6/1/2054	5,090	5,120
CVS Health Corp. 6.20% 9/15/2055	25,779	26,444
CVS Health Corp. 6.00% 6/1/2063	2,447	2,403
CVS Health Corp. 6.25% 9/15/2065	4,232	4,299
Elevance Health, Inc. 5.20% 2/15/2035	5,110	5,256
Elevance Health, Inc. 5.00% 1/15/2036	3,190	3,209
Elevance Health, Inc. 4.55% 5/15/2052	7,712	6,476
Elevance Health, Inc. 5.125% 2/15/2053	2,695	2,458
Elevance Health, Inc. 5.70% 2/15/2055	2,698	2,656
Elevance Health, Inc. 5.85% 11/1/2064	3,365	3,335
Eli Lilly and Co. 4.50% 2/9/2027	27,875	28,072
Eli Lilly and Co. 3.375% 3/15/2029	2,764	2,739
Eli Lilly and Co. 4.60% 8/14/2034	12,985	13,189
Eli Lilly and Co. 5.10% 2/12/2035	41,367	43,082
Eli Lilly and Co. 4.90% 10/15/2035	6,360	6,516
Eli Lilly and Co. 5.50% 2/12/2055	25,158	25,367
Eli Lilly and Co. 5.55% 10/15/2055	1,437	1,462
Eli Lilly and Co. 5.65% 10/15/2065	1,394	1,412
Gilead Sciences, Inc. 5.25% 10/15/2033	35,515	37,491
Gilead Sciences, Inc. 2.80% 10/1/2050	1,414	910
Gilead Sciences, Inc. 5.55% 10/15/2053	21,145	21,257
HCA, Inc. 4.125% 6/15/2029	2,250	2,253
HCA, Inc. 2.375% 7/15/2031	8,178	7,389
HCA, Inc. 3.625% 3/15/2032	6,778	6,460
HCA, Inc. 4.625% 3/15/2052	6,531	5,414
Capital Group Central Corporate Bond Fund — Page 5 of 20

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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Humana, Inc. 5.375% 4/15/2031	USD13,935	$14,365
Humana, Inc. 5.55% 5/1/2035	16,750	17,053
Humana, Inc. 6.00% 5/1/2055	13,095	12,625
Johnson & Johnson 4.55% 3/1/2028	6,725	6,856
Johnson & Johnson 4.90% 6/1/2031	13,447	14,105
Johnson & Johnson 4.85% 3/1/2032	22,003	23,047
Johnson & Johnson 4.95% 6/1/2034	20,170	21,361
Johnson & Johnson 5.00% 3/1/2035	15,185	15,991
Johnson & Johnson 5.25% 6/1/2054	3,620	3,673
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	4,294	4,358
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	5,000	5,105
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	65,138	62,412
Pfizer, Inc. 3.45% 3/15/2029	6,525	6,482
Pfizer, Inc. 1.70% 5/28/2030	13,275	12,168
Roche Holdings, Inc. 2.076% 12/13/2031 (b)	29,252	26,252
Roche Holdings, Inc. 5.593% 11/13/2033 (b)	17,864	19,293
Roche Holdings, Inc. 4.592% 9/9/2034 (b)	2,946	2,979
Roche Holdings, Inc. 5.218% 3/8/2054 (b)	3,757	3,735
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	109	109
Stryker Corp. 5.20% 2/10/2035	24,850	25,811
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	69,251	71,257
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	5,564	5,746
Thermo Fisher Scientific, Inc. 4.215% 2/12/2031	21,772	21,955
Thermo Fisher Scientific, Inc. 4.20% 3/1/2031	26,720	26,928
Thermo Fisher Scientific, Inc. 4.55% 6/15/2033	2,469	2,498
Thermo Fisher Scientific, Inc. 4.794% 10/7/2035	8,051	8,127
Thermo Fisher Scientific, Inc. 4.902% 2/12/2036	5,198	5,290
UnitedHealth Group, Inc. 3.875% 12/15/2028	1,875	1,877
UnitedHealth Group, Inc. 2.875% 8/15/2029	285	275
UnitedHealth Group, Inc. 2.00% 5/15/2030	5,765	5,318
UnitedHealth Group, Inc. 4.20% 5/15/2032	3,952	3,940
UnitedHealth Group, Inc. 5.35% 2/15/2033	5,556	5,835
UnitedHealth Group, Inc. 5.15% 7/15/2034	15,045	15,552
UnitedHealth Group, Inc. 5.30% 6/15/2035	41,660	43,488
UnitedHealth Group, Inc. 3.05% 5/15/2041	12,150	9,333
UnitedHealth Group, Inc. 4.45% 12/15/2048	13,315	11,318
UnitedHealth Group, Inc. 3.70% 8/15/2049	2,760	2,076
UnitedHealth Group, Inc. 3.25% 5/15/2051	7,753	5,314
UnitedHealth Group, Inc. 4.75% 5/15/2052	16,756	14,603
UnitedHealth Group, Inc. 5.625% 7/15/2054	20,791	20,527
UnitedHealth Group, Inc. 5.95% 6/15/2055	17,044	17,663
UnitedHealth Group, Inc. 4.95% 5/15/2062	3,590	3,136
UnitedHealth Group, Inc. 6.05% 2/15/2063	4,160	4,287
		1,772,980
Utilities 11.09%
AEP Texas, Inc. 3.45% 5/15/2051	3,894	2,689
AEP Transmission Co., LLC 5.15% 4/1/2034	2,919	3,023
AEP Transmission Co., LLC 5.375% 6/15/2035	1,250	1,307
Alabama Power Co. 5.85% 11/15/2033	3,075	3,330
Ameren Corp. 1.75% 3/15/2028	5,655	5,409
American Transmission Systems, Inc. 2.65% 1/15/2032 (b)	20,450	18,719
Atlantic City Electric Co. 2.30% 3/15/2031	2,175	2,000
CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	5,006	5,123
Capital Group Central Corporate Bond Fund — Page 6 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
CenterPoint Energy Houston Electric, LLC 4.85% 4/1/2036	USD20,786	$20,858
CMS Energy Corp. 3.00% 5/15/2026	3,750	3,742
Commonwealth Edison Co. 2.95% 8/15/2027	3,750	3,712
Commonwealth Edison Co. 3.125% 3/15/2051	1,500	1,015
Commonwealth Edison Co. 2.75% 9/1/2051	1,202	751
Connecticut Light and Power Co. (The) 2.05% 7/1/2031	10,783	9,705
Consumers Energy Co. 3.80% 11/15/2028	2,306	2,307
Consumers Energy Co. 4.50% 1/15/2031	28,000	28,591
Consumers Energy Co. 3.60% 8/15/2032	14,216	13,734
Consumers Energy Co. 4.625% 5/15/2033	11,046	11,215
Consumers Energy Co. 5.05% 5/15/2035	18,725	19,297
Consumers Energy Co. 3.10% 8/15/2050	8,521	5,870
DTE Electric Co. 5.25% 5/15/2035	2,650	2,753
DTE Electric Co. 4.85% 3/1/2036	33,214	33,451
Duke Energy Carolinas, LLC 3.70% 12/1/2047	777	601
Duke Energy Carolinas, LLC 3.20% 8/15/2049	1,245	875
Duke Energy Carolinas, LLC 5.35% 1/15/2053	15,801	15,389
Duke Energy Corp. 5.70% 9/15/2055	1,425	1,398
Duke Energy Corp. 5.00% 8/15/2052	4,223	3,745
Duke Energy Florida, LLC 3.20% 1/15/2027	2,593	2,581
Duke Energy Florida, LLC 1.75% 6/15/2030	10,007	9,124
Duke Energy Florida, LLC 5.875% 11/15/2033	2	2
Duke Energy Florida, LLC 4.85% 12/1/2035	25,571	25,776
Duke Energy Progress, LLC 2.00% 8/15/2031	8,945	8,065
Duke Energy Progress, LLC 2.50% 8/15/2050	1,582	951
Duke Energy Progress, LLC 2.90% 8/15/2051	6,618	4,256
Edison International 4.125% 3/15/2028	14,156	14,089
Edison International 6.25% 3/15/2030	18,538	19,615
Edison International 4.80% 3/15/2031	16,238	16,234
Edison International 5.25% 3/15/2032	5,695	5,802
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)(b)	11,086	13,191
Emera US Finance, LP 2.639% 6/15/2031	6,743	6,196
Enel Finance International NV 5.00% 9/30/2035 (b)	8,200	8,196
Entergy Corp. 2.40% 6/15/2031	9,206	8,365
Entergy Corp. 3.75% 6/15/2050	1,256	935
Entergy Louisiana, LLC 3.12% 9/1/2027	4,481	4,447
Eversource Energy 4.45% 12/15/2030	2,750	2,767
Florida Power & Light Co. 5.10% 4/1/2033	16,843	17,561
Florida Power & Light Co. 5.30% 6/15/2034	28,720	30,288
Florida Power & Light Co. 4.70% 2/15/2036	48,098	48,259
Florida Power & Light Co. 3.15% 10/1/2049	728	513
Florida Power & Light Co. 2.875% 12/4/2051	27,283	17,726
Florida Power & Light Co. 5.30% 4/1/2053	4,377	4,267
Florida Power & Light Co. 5.70% 3/15/2055	10,070	10,370
Florida Power & Light Co. 5.60% 2/15/2066	7,325	7,289
Jersey Central Power & Light Co. 2.75% 3/1/2032 (b)	13,150	12,021
MidAmerican Energy Co. 5.30% 2/1/2055	162	157
MidAmerican Energy Co. 5.50% 11/15/2056	7,000	6,985
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	4,300	4,350
Northern States Power Co. 5.10% 5/15/2053	1,479	1,390
Northern States Power Co. 5.40% 3/15/2054	13,895	13,733
Northern States Power Co. 5.65% 5/15/2055	5,617	5,713
Pacific Gas and Electric Co. 2.10% 8/1/2027	21,242	20,712
Capital Group Central Corporate Bond Fund — Page 7 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 3.00% 6/15/2028	USD4,175	$4,081
Pacific Gas and Electric Co. 4.55% 7/1/2030	13,115	13,181
Pacific Gas and Electric Co. 2.50% 2/1/2031	60,057	54,934
Pacific Gas and Electric Co. 4.40% 3/1/2032	3,027	3,003
Pacific Gas and Electric Co. 5.90% 6/15/2032	3,299	3,501
Pacific Gas and Electric Co. 5.05% 10/15/2032	1,427	1,455
Pacific Gas and Electric Co. 6.15% 1/15/2033	4,826	5,187
Pacific Gas and Electric Co. 6.40% 6/15/2033	66,670	72,660
Pacific Gas and Electric Co. 6.95% 3/15/2034	8,033	9,054
Pacific Gas and Electric Co. 5.70% 3/1/2035	3,489	3,639
Pacific Gas and Electric Co. 6.00% 8/15/2035	29,417	31,356
Pacific Gas and Electric Co. 5.20% 5/1/2036	30,420	30,533
Pacific Gas and Electric Co. 3.30% 8/1/2040	5,699	4,429
Pacific Gas and Electric Co. 4.95% 7/1/2050	4,063	3,520
Pacific Gas and Electric Co. 3.50% 8/1/2050	1,769	1,223
Pacific Gas and Electric Co. 6.00% 5/1/2056	6,711	6,633
PacifiCorp 2.70% 9/15/2030	5,754	5,369
PacifiCorp 5.30% 2/15/2031	14,347	14,909
PacifiCorp 5.45% 2/15/2034	3,941	4,050
PacifiCorp 4.125% 1/15/2049	1,239	949
PacifiCorp 4.15% 2/15/2050	2,648	2,013
PacifiCorp 3.30% 3/15/2051	11,694	7,685
PacifiCorp 2.90% 6/15/2052	12,227	7,345
PacifiCorp 5.35% 12/1/2053	14,043	12,609
PacifiCorp 5.50% 5/15/2054	30,517	27,997
PacifiCorp 5.80% 1/15/2055	9,813	9,356
PECO Energy Co. 4.875% 9/15/2035	19,700	19,979
PECO Energy Co. 2.85% 9/15/2051	645	413
PECO Energy Co. 5.25% 9/15/2054	8,325	7,926
PECO Energy Co. 5.65% 9/15/2055	9,094	9,207
Progress Energy, Inc. 7.00% 10/30/2031	4,675	5,290
Public Service Electric and Gas Co. 0.95% 3/15/2026	5,689	5,682
Public Service Electric and Gas Co. 3.65% 9/1/2028	1,586	1,583
Public Service Electric and Gas Co. 2.45% 1/15/2030	4,389	4,155
Public Service Electric and Gas Co. 4.20% 1/1/2031	11,875	11,956
Public Service Electric and Gas Co. 1.90% 8/15/2031	6,388	5,711
Public Service Electric and Gas Co. 4.85% 8/1/2034	1,187	1,207
Public Service Electric and Gas Co. 4.90% 8/15/2035	27,566	28,131
Public Service Electric and Gas Co. 3.20% 8/1/2049	3,021	2,135
Public Service Electric and Gas Co. 2.70% 5/1/2050	1,108	710
Public Service Electric and Gas Co. 2.05% 8/1/2050	774	428
Public Service Electric and Gas Co. 3.00% 3/1/2051	2,331	1,562
Public Service Electric and Gas Co. 5.125% 3/15/2053	1,734	1,648
Public Service Electric and Gas Co. 5.30% 8/1/2054	2,300	2,234
Public Service Enterprise Group, Inc. 5.40% 3/15/2035	6,800	7,057
Southern California Edison Co. 3.65% 3/1/2028	2,790	2,773
Southern California Edison Co. 5.65% 10/1/2028	9,782	10,150
Southern California Edison Co. 4.20% 3/1/2029	714	715
Southern California Edison Co. 2.85% 8/1/2029	30,457	29,179
Southern California Edison Co. 2.25% 6/1/2030	4,775	4,396
Southern California Edison Co. 2.50% 6/1/2031	20,829	19,047
Southern California Edison Co. 5.45% 6/1/2031	5,947	6,232
Southern California Edison Co. 2.75% 2/1/2032	4,518	4,102
Southern California Edison Co. 5.95% 11/1/2032	12,875	13,798
Capital Group Central Corporate Bond Fund — Page 8 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Southern California Edison Co. 4.80% 3/15/2033	USD22,317	$22,426
Southern California Edison Co. 5.20% 6/1/2034	3,281	3,337
Southern California Edison Co. 4.50% 9/1/2040	10,667	9,540
Southern California Edison Co. 3.60% 2/1/2045	6,182	4,596
Southern California Edison Co. 4.00% 4/1/2047	6,338	4,883
Southern California Edison Co. 3.65% 2/1/2050	1,223	877
Southern California Edison Co. 2.95% 2/1/2051	3,968	2,491
Southern California Edison Co. 3.45% 2/1/2052	3,030	2,072
Southern California Edison Co. 5.90% 3/1/2055	4,190	4,132
Southern California Edison Co. 6.20% 9/15/2055	17,657	18,197
Southwestern Electric Power Co. 3.25% 11/1/2051	6,450	4,301
Union Electric Co. 5.25% 4/15/2035	13,900	14,419
Union Electric Co. 4.80% 3/15/2036	25,834	25,902
Union Electric Co. 2.625% 3/15/2051	3,600	2,221
Union Electric Co. 5.125% 3/15/2055	8,995	8,443
WEC Energy Group, Inc. 5.15% 10/1/2027	2,432	2,476
WEC Energy Group, Inc. 4.75% 1/15/2028	10,775	10,943
Wisconsin Electric Power Co. 4.60% 10/1/2034	4,481	4,526
Wisconsin Electric Power Co. 5.05% 10/1/2054	744	696
Wisconsin Power and Light Co. 1.95% 9/16/2031	2,625	2,339
Wisconsin Power and Light Co. 3.65% 4/1/2050	600	448
Wisconsin Public Service Corp. 2.85% 12/1/2051	9,803	6,329
Xcel Energy, Inc. 2.35% 11/15/2031	25,718	23,207
Xcel Energy, Inc. 5.45% 8/15/2033	6,382	6,664
Xcel Energy, Inc. 5.60% 4/15/2035	23	24
		1,306,101
Communication services 6.51%
Alphabet, Inc. 4.10% 2/15/2031	4,638	4,670
Alphabet, Inc. 4.375% 11/15/2032	7,859	7,969
Alphabet, Inc. 4.40% 2/15/2033	15,447	15,588
Alphabet, Inc. 4.70% 11/15/2035	11,575	11,725
Alphabet, Inc. 4.80% 2/15/2036	16,680	16,960
AT&T, Inc. 2.30% 6/1/2027	1,221	1,198
AT&T, Inc. 4.35% 3/1/2029	19,002	19,219
AT&T, Inc. 4.30% 2/15/2030	15,022	15,168
AT&T, Inc. 2.25% 2/1/2032	12,533	11,196
AT&T, Inc. 2.55% 12/1/2033	7,369	6,393
AT&T, Inc. 5.40% 2/15/2034	20,914	21,928
AT&T, Inc. 4.50% 5/15/2035	8,216	8,010
AT&T, Inc. 5.125% 4/30/2036	14,500	14,719
AT&T, Inc. 3.50% 9/15/2053	60,036	40,995
Charter Communications Operating, LLC 3.75% 2/15/2028	1,050	1,041
Charter Communications Operating, LLC 4.20% 3/15/2028	2,959	2,958
Charter Communications Operating, LLC 2.80% 4/1/2031	3,648	3,318
Charter Communications Operating, LLC 4.40% 4/1/2033	6,000	5,717
Charter Communications Operating, LLC 5.85% 12/1/2035	11,214	11,291
Charter Communications Operating, LLC 4.80% 3/1/2050	26,530	20,235
Charter Communications Operating, LLC 3.70% 4/1/2051	54,086	34,939
Charter Communications Operating, LLC 3.90% 6/1/2052	63,482	41,813
Charter Communications Operating, LLC 5.25% 4/1/2053	56,390	45,525
Charter Communications Operating, LLC 6.70% 12/1/2055	14,108	13,771
Comcast Corp. 4.80% 5/15/2033	6,091	6,217
Comcast Corp. 5.30% 6/1/2034	6,177	6,456
Capital Group Central Corporate Bond Fund — Page 9 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Comcast Corp. 5.30% 5/15/2035	USD9,162	$9,591
Comcast Corp. 5.65% 6/1/2054	30,581	29,514
Comcast Corp. 6.05% 5/15/2055	5,552	5,689
Meta Platforms, Inc. 4.20% 11/15/2030	13,402	13,523
Meta Platforms, Inc. 4.875% 11/15/2035	11,784	11,906
Meta Platforms, Inc. 5.50% 11/15/2045	9,570	9,460
Meta Platforms, Inc. 5.625% 11/15/2055	13,328	13,056
Meta Platforms, Inc. 5.75% 11/15/2065	3,732	3,638
Orange 4.75% 1/13/2033 (b)	21,907	22,169
Orange 5.00% 1/13/2036 (b)	19,894	19,989
Orange 5.75% 1/13/2056 (b)	2,600	2,681
T-Mobile USA, Inc. 2.05% 2/15/2028	2,185	2,112
T-Mobile USA, Inc. 3.875% 4/15/2030	14,841	14,730
T-Mobile USA, Inc. 2.55% 2/15/2031	7,659	7,091
T-Mobile USA, Inc. 5.125% 5/15/2032	3,699	3,843
T-Mobile USA, Inc. 5.15% 4/15/2034	1,677	1,734
T-Mobile USA, Inc. 3.00% 2/15/2041	9,938	7,568
T-Mobile USA, Inc. 3.40% 10/15/2052	23,466	16,024
T-Mobile USA, Inc. 5.75% 1/15/2054	5,653	5,621
T-Mobile USA, Inc. 5.50% 1/15/2055	3,690	3,523
T-Mobile USA, Inc. 5.85% 2/15/2056	7,851	7,888
Verizon Communications, Inc. 1.75% 1/20/2031	10,248	9,167
Verizon Communications, Inc. 2.55% 3/21/2031	2,849	2,637
Verizon Communications, Inc. 2.355% 3/15/2032	455	406
Verizon Communications, Inc. 4.78% 2/15/2035	32,723	32,593
Verizon Communications, Inc. 5.25% 4/2/2035	22,612	23,291
Verizon Communications, Inc. 5.00% 1/15/2036	35,449	35,620
Verizon Communications, Inc. 5.401% 7/2/2037	19,436	20,011
Verizon Communications, Inc. 3.40% 3/22/2041	9,712	7,738
Verizon Communications, Inc. 2.85% 9/3/2041	991	727
Verizon Communications, Inc. 5.75% 11/30/2045	6,962	7,042
Verizon Communications, Inc. 3.875% 3/1/2052	784	594
Verizon Communications, Inc. 5.875% 11/30/2055	7,658	7,715
Verizon Communications, Inc. 2.987% 10/30/2056	13,117	8,003
Verizon Communications, Inc. 6.00% 11/30/2065	4,420	4,441
Walt Disney Co. (The) 4.00% 3/14/2031	5,800	5,813
		766,167
Industrials 5.74%
BAE Systems PLC 5.30% 3/26/2034 (b)	46,170	48,627
BAE Systems PLC 5.50% 3/26/2054 (b)	2,623	2,704
Boeing Co. (The) 3.10% 5/1/2026	7,750	7,738
Boeing Co. (The) 5.04% 5/1/2027	2,000	2,022
Boeing Co. (The) 3.25% 2/1/2028	32,764	32,392
Boeing Co. (The) 6.298% 5/1/2029	2,000	2,132
Boeing Co. (The) 5.15% 5/1/2030	20,913	21,664
Boeing Co. (The) 3.625% 2/1/2031	4,658	4,526
Boeing Co. (The) 6.388% 5/1/2031	31,681	34,637
Boeing Co. (The) 6.528% 5/1/2034	7,158	8,028
Boeing Co. (The) 3.90% 5/1/2049	8,164	6,254
Boeing Co. (The) 5.805% 5/1/2050	74	74
Boeing Co. (The) 6.858% 5/1/2054	1,442	1,655
Boeing Co. (The) 7.008% 5/1/2064	8,825	10,240
Burlington Northern Santa Fe, LLC 3.05% 2/15/2051	3,538	2,387
Capital Group Central Corporate Bond Fund — Page 10 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Canadian National Railway Co. 4.375% 9/18/2034	USD12,848	$12,792
Canadian National Railway Co. 6.125% 11/1/2053	4,393	4,784
Canadian Pacific Railway Co. 4.80% 3/30/2030	15,836	16,310
Canadian Pacific Railway Co. 5.20% 3/30/2035	35,056	36,780
Canadian Pacific Railway Co. 3.00% 12/2/2041	5,582	4,277
Canadian Pacific Railway Co. 3.10% 12/2/2051	17,398	11,889
Carrier Global Corp. 5.90% 3/15/2034	2,824	3,056
CSX Corp. 3.80% 3/1/2028	19,416	19,439
CSX Corp. 4.25% 3/15/2029	12,943	13,118
CSX Corp. 2.40% 2/15/2030	5,892	5,569
CSX Corp. 4.10% 11/15/2032	10,489	10,462
CSX Corp. 5.20% 11/15/2033	7,415	7,807
CSX Corp. 4.30% 3/1/2048	10,688	9,134
CSX Corp. 4.50% 3/15/2049	6,729	5,874
CSX Corp. 2.50% 5/15/2051	12,071	7,387
GE Vernova, Inc. 4.25% 2/4/2031	23,858	24,031
GE Vernova, Inc. 4.875% 2/4/2036	6,000	6,078
GE Vernova, Inc. 5.50% 2/4/2056	10,739	10,662
General Electric Co. 4.30% 7/29/2030	6,363	6,466
General Electric Co. 4.90% 1/29/2036	36,522	37,477
Howmet Aerospace, Inc. 4.75% 4/15/2036	5,000	5,018
L3Harris Technologies, Inc. 5.40% 7/31/2033	5,978	6,300
Norfolk Southern Corp. 2.55% 11/1/2029	3,485	3,320
Norfolk Southern Corp. 5.05% 8/1/2030	14,320	14,903
Norfolk Southern Corp. 4.45% 3/1/2033	10,064	10,133
Norfolk Southern Corp. 5.10% 5/1/2035	10,930	11,302
Norfolk Southern Corp. 3.40% 11/1/2049	2,406	1,732
Norfolk Southern Corp. 4.55% 6/1/2053	2,237	1,916
Norfolk Southern Corp. 5.35% 8/1/2054	15,816	15,296
Northrop Grumman Corp. 4.70% 3/15/2033	15,000	15,329
Northrop Grumman Corp. 4.90% 6/1/2034	2,790	2,863
Northrop Grumman Corp. 4.95% 3/15/2053	6,083	5,605
RTX Corp. 4.125% 11/16/2028	4,205	4,232
RTX Corp. 1.90% 9/1/2031	8,014	7,136
RTX Corp. 6.10% 3/15/2034	10,914	12,071
RTX Corp. 2.82% 9/1/2051	6,000	3,838
RTX Corp. 3.03% 3/15/2052	6,000	3,994
RTX Corp. 6.40% 3/15/2054	5,816	6,504
Siemens Funding BV 5.20% 5/28/2035 (b)	15,000	15,734
Siemens Funding BV 5.80% 5/28/2055 (b)	15,653	16,573
Siemens Funding BV 5.90% 5/28/2065 (b)	5,557	5,895
Tyco Electronics Group SA 4.50% 2/9/2031	7,500	7,635
Tyco Electronics Group SA 4.875% 2/9/2036	6,000	6,097
Union Pacific Corp. 2.40% 2/5/2030	750	710
Union Pacific Corp. 2.80% 2/14/2032	31,546	29,368
Union Pacific Corp. 3.375% 2/14/2042	4,360	3,515
Union Pacific Corp. 4.30% 3/1/2049	832	708
Union Pacific Corp. 3.25% 2/5/2050	106	75
Union Pacific Corp. 3.50% 2/14/2053	6,721	4,859
Union Pacific Corp. 5.60% 12/1/2054	10,628	10,771
Union Pacific Corp. 3.839% 3/20/2060	3,297	2,439
Union Pacific Corp. 3.75% 2/5/2070	1,832	1,276
		675,619
Capital Group Central Corporate Bond Fund — Page 11 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Information technology 5.25%	Principal amount (000)	Value (000)
Amphenol Corp. 4.125% 11/15/2030	USD7,000	$7,038
Amphenol Corp. 4.40% 2/15/2033	28,928	29,008
Amphenol Corp. 4.625% 2/15/2036	35,420	35,217
Amphenol Corp. 5.30% 11/15/2055	18,154	17,596
Broadcom, Inc. 4.75% 4/15/2029	3,562	3,645
Broadcom, Inc. 4.15% 11/15/2030	7,897	7,924
Broadcom, Inc. 3.469% 4/15/2034	27,412	25,373
Broadcom, Inc. 4.80% 10/15/2034	2,079	2,103
Broadcom, Inc. 5.20% 7/15/2035	15,082	15,593
Broadcom, Inc. 4.80% 2/15/2036	15,000	15,043
Broadcom, Inc. 4.926% 5/15/2037 (b)	20,881	20,895
Intel Corp. 3.05% 8/12/2051	72,386	45,541
Intel Corp. 5.60% 2/21/2054	16,304	15,408
Intel Corp. 3.10% 2/15/2060	18,775	10,758
Microchip Technology, Inc. 4.90% 3/15/2028	2,660	2,704
Microchip Technology, Inc. 5.05% 3/15/2029	18,732	19,226
Microchip Technology, Inc. 5.05% 2/15/2030	17,244	17,711
Oracle Corp. 4.55% 2/4/2029	4,350	4,359
Oracle Corp. 4.45% 9/26/2030	13,775	13,514
Oracle Corp. 4.95% 2/4/2031	20,455	20,419
Oracle Corp. 5.35% 5/4/2033	10,834	10,874
Oracle Corp. 5.50% 8/3/2035	64,456	63,741
Oracle Corp. 5.20% 9/26/2035	43,206	41,768
Oracle Corp. 5.70% 2/4/2036	14,001	14,014
Oracle Corp. 5.875% 9/26/2045	3,955	3,586
Oracle Corp. 6.00% 8/3/2055	22,073	19,457
Oracle Corp. 5.95% 9/26/2055	20,419	17,982
Oracle Corp. 6.70% 2/4/2056	13,576	13,174
Oracle Corp. 6.10% 9/26/2065	6,886	5,971
Oracle Corp. 6.85% 2/4/2066	7,018	6,728
Roper Technologies, Inc. 4.25% 9/15/2028	13,000	13,061
Roper Technologies, Inc. 4.45% 9/15/2030	5,000	5,031
Roper Technologies, Inc. 5.10% 9/15/2035	15,583	15,562
Synopsys, Inc. 4.85% 4/1/2030	9,675	9,909
Synopsys, Inc. 5.15% 4/1/2035	8,239	8,441
Synopsys, Inc. 5.70% 4/1/2055	39,772	39,777
		618,151
Consumer discretionary 5.05%
Amazon.com, Inc. 4.10% 11/20/2030	16,340	16,463
Amazon.com, Inc. 4.35% 3/20/2033	13,489	13,606
Amazon.com, Inc. 4.65% 11/20/2035	36,983	37,209
Amazon.com, Inc. 5.45% 11/20/2055	12,188	12,015
Ford Motor Co. 3.25% 2/12/2032	1,576	1,419
Ford Motor Credit Co., LLC 6.95% 6/10/2026	802	806
Ford Motor Credit Co., LLC 4.271% 1/9/2027	200	200
Ford Motor Credit Co., LLC 5.85% 5/17/2027	2,800	2,847
Ford Motor Credit Co., LLC 4.95% 5/28/2027	2,435	2,453
Ford Motor Credit Co., LLC 4.125% 8/17/2027	641	639
Ford Motor Credit Co., LLC 3.815% 11/2/2027	220	218
Ford Motor Credit Co., LLC 7.35% 11/4/2027	1,159	1,210
Ford Motor Credit Co., LLC 5.918% 3/20/2028	2,900	2,979
Ford Motor Credit Co., LLC 6.80% 5/12/2028	3,304	3,457
Ford Motor Credit Co., LLC 6.798% 11/7/2028	8,322	8,774
Capital Group Central Corporate Bond Fund — Page 12 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co., LLC 2.90% 2/10/2029	USD810	$771
Ford Motor Credit Co., LLC 5.875% 11/7/2029	17,600	18,209
Ford Motor Credit Co., LLC 7.35% 3/6/2030	240	260
Ford Motor Credit Co., LLC 7.20% 6/10/2030	935	1,010
Ford Motor Credit Co., LLC 5.73% 9/5/2030	29,074	29,908
Ford Motor Credit Co., LLC 4.00% 11/13/2030	500	479
Ford Motor Credit Co., LLC 6.532% 3/19/2032	9,400	10,012
Ford Motor Credit Co., LLC 5.753% 4/6/2033	12,769	13,016
Ford Motor Credit Co., LLC 6.125% 3/8/2034	3,397	3,513
Ford Motor Credit Co., LLC 6.50% 2/7/2035	21,720	22,780
Ford Motor Credit Co., LLC 5.869% 10/31/2035	10,870	10,912
General Motors Financial Co., Inc. 5.35% 1/7/2030	12,300	12,770
General Motors Financial Co., Inc. 5.45% 9/6/2034	3,114	3,198
General Motors Financial Co., Inc. 5.90% 1/7/2035	6,217	6,537
General Motors Financial Co., Inc. 6.15% 7/15/2035	4,370	4,670
General Motors Financial Co., Inc. 5.45% 1/8/2036	10,700	10,890
Home Depot, Inc. 2.50% 4/15/2027	3,400	3,361
Home Depot, Inc. 2.95% 6/15/2029	5,000	4,876
Home Depot, Inc. 3.95% 9/15/2030	600	603
Home Depot, Inc. 1.375% 3/15/2031	757	667
Home Depot, Inc. 4.85% 6/25/2031	10,263	10,698
Home Depot, Inc. 4.95% 6/25/2034	32,524	33,627
Home Depot, Inc. 4.65% 9/15/2035	17,559	17,586
Home Depot, Inc. 3.125% 12/15/2049	1,102	763
Home Depot, Inc. 5.30% 6/25/2054	39,454	38,285
Hyundai Capital America 4.875% 6/23/2027 (b)	8,555	8,661
Hyundai Capital America 2.375% 10/15/2027 (b)	1,745	1,702
Hyundai Capital America 4.55% 9/26/2029 (b)	16,992	17,239
Hyundai Capital America 5.10% 6/24/2030 (b)	10,621	10,973
Hyundai Capital America 4.50% 9/18/2030 (b)	15,700	15,855
Marriott International, Inc. 5.35% 3/15/2035	12,285	12,766
McDonald’s Corp. 5.00% 5/17/2029	1,524	1,577
McDonald’s Corp. 4.95% 3/3/2035	3,991	4,093
McDonald’s Corp. 4.60% 5/26/2045	1,471	1,328
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	12,955	13,048
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	26,214	26,787
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	21,250	21,293
Starbucks Corp. 4.85% 2/8/2027	13,970	14,090
Starbucks Corp. 5.00% 2/15/2034	5,056	5,224
Starbucks Corp. 5.40% 5/15/2035	38,377	40,477
Toyota Motor Corp. 4.186% 6/30/2027	25,803	25,986
Toyota Motor Credit Corp. 4.80% 1/11/2036	9,000	9,084
		593,879
Consumer staples 4.89%
Anheuser-Busch InBev Worldwide, Inc. 3.50% 6/1/2030	7,500	7,394
Anheuser-Busch InBev Worldwide, Inc. 5.00% 6/15/2034	5,311	5,532
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	2,500	2,519
BAT Capital Corp. 3.215% 9/6/2026	11,050	11,011
BAT Capital Corp. 4.70% 4/2/2027	6,420	6,465
BAT Capital Corp. 3.557% 8/15/2027	47,755	47,531
BAT Capital Corp. 3.462% 9/6/2029	2,000	1,964
BAT Capital Corp. 4.906% 4/2/2030	2,500	2,570
BAT Capital Corp. 5.35% 8/15/2032	2,900	3,046
Capital Group Central Corporate Bond Fund — Page 13 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
BAT Capital Corp. 4.625% 3/22/2033	USD9,114	$9,155
BAT Capital Corp. 6.421% 8/2/2033	15,511	17,258
BAT Capital Corp. 6.00% 2/20/2034	6,964	7,563
BAT Capital Corp. 5.625% 8/15/2035	18,917	19,957
BAT Capital Corp. 4.54% 8/15/2047	111	94
BAT Capital Corp. 4.758% 9/6/2049	2,283	1,969
BAT Capital Corp. 5.65% 3/16/2052	3,687	3,552
BAT Capital Corp. 6.25% 8/15/2055	14,796	15,455
Coca-Cola Co. 5.20% 1/14/2055	6,363	6,260
Constellation Brands, Inc. 3.60% 2/15/2028	2,813	2,797
Constellation Brands, Inc. 2.875% 5/1/2030	1,688	1,605
Constellation Brands, Inc. 4.80% 5/1/2030	3,274	3,358
Constellation Brands, Inc. 2.25% 8/1/2031	19,412	17,464
Constellation Brands, Inc. 4.75% 5/9/2032	24,906	25,338
Coty, Inc. 5.60% 1/15/2031 (b)	7,650	7,679
Imperial Brands Finance PLC 5.625% 7/1/2035 (b)	19,473	20,179
Imperial Brands Finance PLC 6.375% 7/1/2055 (b)	12,021	12,506
Keurig Dr Pepper, Inc. 5.15% 5/15/2035	7,130	7,230
Mars, Inc. 4.80% 3/1/2030 (b)	8,900	9,151
Mars, Inc. 5.00% 3/1/2032 (b)	34,555	35,803
Mars, Inc. 5.20% 3/1/2035 (b)	32,249	33,404
Mars, Inc. 5.70% 5/1/2055 (b)	55,374	56,192
Mars, Inc. 5.80% 5/1/2065 (b)	3,072	3,149
Mondelez International, Inc. 5.125% 5/6/2035	4,322	4,471
Philip Morris International, Inc. 3.375% 8/15/2029	2,363	2,323
Philip Morris International, Inc. 2.10% 5/1/2030	9,300	8,612
Philip Morris International, Inc. 4.00% 10/29/2030	13,573	13,569
Philip Morris International, Inc. 1.75% 11/1/2030	12,193	10,995
Philip Morris International, Inc. 4.75% 11/1/2031	12,576	12,938
Philip Morris International, Inc. 5.75% 11/17/2032	7,503	8,095
Philip Morris International, Inc. 5.375% 2/15/2033	7,900	8,344
Philip Morris International, Inc. 5.625% 9/7/2033	16,910	18,136
Philip Morris International, Inc. 5.25% 2/13/2034	8,055	8,440
Philip Morris International, Inc. 4.90% 11/1/2034	26,270	26,864
Philip Morris International, Inc. 4.875% 4/30/2035	24,630	25,022
Philip Morris International, Inc. 4.625% 10/29/2035	4,362	4,326
Philip Morris International, Inc. 4.125% 3/4/2043	3,577	3,103
Reynolds American, Inc. 5.85% 8/15/2045	15,050	15,132
		575,520
Energy 2.20%
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	8,661	8,664
Canadian Natural Resources, Ltd. 2.95% 7/15/2030	2,690	2,572
Chevron Corp. 2.236% 5/11/2030	8,314	7,793
Chevron Corp. 3.078% 5/11/2050	3,879	2,731
Chevron U.S.A., Inc. 4.85% 10/15/2035	2,649	2,722
Chevron USA, Inc. 4.405% 2/26/2027	27,091	27,299
Chevron USA, Inc. 3.25% 10/15/2029	3,037	2,993
Chevron USA, Inc. 2.343% 8/12/2050	374	225
ConocoPhillips Co. 4.70% 1/15/2030	11,250	11,527
ConocoPhillips Co. 3.80% 3/15/2052	3,099	2,345
ConocoPhillips Co. 5.30% 5/15/2053	4,173	3,961
ConocoPhillips Co. 5.50% 1/15/2055	18,973	18,645
Enterprise Products Operating, LLC 5.20% 1/15/2036	7,936	8,185
Capital Group Central Corporate Bond Fund — Page 14 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Energy (continued)	Principal amount (000)	Value (000)
EOG Resources, Inc. 5.35% 1/15/2036	USD8,000	$8,317
EOG Resources, Inc. 5.65% 12/1/2054	2,996	3,000
EOG Resources, Inc. 5.95% 7/15/2055	2,580	2,699
Equinor ASA 3.70% 4/6/2050	2,662	2,065
Exxon Mobil Corp. 3.482% 3/19/2030	12,000	11,841
Exxon Mobil Corp. 2.61% 10/15/2030	1,387	1,318
Exxon Mobil Corp. 3.452% 4/15/2051	22,213	16,298
Petroleos Mexicanos 6.84% 1/23/2030	4,000	4,098
Saudi Arabian Oil Co. 4.375% 2/2/2031 (b)	6,267	6,270
Shell Finance US, Inc. 2.75% 4/6/2030	21,750	20,810
Shell Finance US, Inc. 3.25% 4/6/2050	15,167	10,711
Shell Finance US, Inc. 3.00% 11/26/2051 (b)	2,085	1,388
TotalEnergies Capital International SA 2.829% 1/10/2030	12,000	11,584
TotalEnergies Capital International SA 3.127% 5/29/2050	6,273	4,300
TotalEnergies Capital SA 5.488% 4/5/2054	6,654	6,582
TotalEnergies Capital SA 5.275% 9/10/2054	20,764	19,965
TotalEnergies Capital USA, LLC 4.248% 1/13/2031	27,721	27,975
		258,883
Materials 1.74%
BHP Billiton Finance (USA), Ltd. 5.30% 2/21/2035	5,000	5,246
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	6,100	6,374
Dow Chemical Co. (The) 4.80% 1/15/2031	10,110	10,093
Dow Chemical Co. (The) 5.15% 2/15/2034	7,156	7,107
Dow Chemical Co. (The) 5.35% 3/15/2035	2,041	2,031
Dow Chemical Co. (The) 5.65% 3/15/2036	1,953	1,958
Dow Chemical Co. (The) 4.80% 5/15/2049	21,911	17,146
Dow Chemical Co. (The) 3.60% 11/15/2050	1,971	1,283
Dow Chemical Co. (The) 5.60% 2/15/2054	13,136	11,379
Dow Chemical Co. (The) 5.95% 3/15/2055	2,013	1,824
LYB International Finance III, LLC 5.125% 1/15/2031	6,604	6,719
LYB International Finance III, LLC 5.50% 3/1/2034	489	493
LYB International Finance III, LLC 6.15% 5/15/2035	2,499	2,598
LYB International Finance III, LLC 5.875% 1/15/2036	28,783	29,110
Ma’aden Sukuk, Ltd. 5.25% 1/29/2036 (b)	30,382	30,774
Minera Mexico, SA de CV, 5.625% 2/12/2032 (b)	9,000	9,399
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	15,687	16,376
Sherwin-Williams Co. 2.95% 8/15/2029	2,000	1,934
Sherwin-Williams Co. 4.50% 8/15/2030	9,000	9,140
Sherwin-Williams Co. 2.20% 3/15/2032	6,865	6,096
Sherwin-Williams Co. 5.15% 8/15/2035	14,410	14,838
Sherwin-Williams Co. 2.90% 3/15/2052	3,515	2,211
Vale Overseas, Ltd. 6.40% 6/28/2054	7,784	8,172
Vale Overseas, Ltd. 6.00% 2/25/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.431% on 2/25/2031) (a)(b)	2,815	2,870
		205,171
Real estate 1.44%
Boston Properties, LP 2.55% 4/1/2032	1,489	1,309
Boston Properties, LP 2.45% 10/1/2033	2,723	2,252
Boston Properties, LP 6.50% 1/15/2034	8,579	9,211
Boston Properties, LP 5.75% 1/15/2035	52,034	53,030
COPT Defense Properties, LP 2.25% 3/15/2026	3,191	3,189
Crown Castle, Inc. 5.00% 1/11/2028	8,308	8,456
Capital Group Central Corporate Bond Fund — Page 15 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
ERP Operating, LP 4.65% 9/15/2034	USD5,923	$5,940
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	11,470	11,786
Piedmont Operating Partnership, LP 5.625% 1/15/2033	5,172	5,200
Prologis, LP 4.75% 6/15/2033	5,665	5,789
Prologis, LP 5.125% 1/15/2034	10,133	10,507
Prologis, LP 5.00% 3/15/2034	8,500	8,746
Prologis, LP 5.00% 1/31/2035	2,656	2,723
Prologis, LP 5.25% 6/15/2053	2,258	2,186
Prologis, LP 5.25% 3/15/2054	464	448
Simon Property Group, LP 4.375% 10/1/2030	15,000	15,196
Simon Property Group, LP 5.125% 10/1/2035	23,108	23,675
		169,643
Municipals 0.20%
Union Pacific Corp. 2.891% 4/6/2036	27,376	23,569
Total corporate bonds and notes		9,639,323
U.S. Treasury bonds & notes 6.89% U.S. Treasury 6.89%
U.S. Treasury 3.375% 11/30/2027	5	5
U.S. Treasury 3.50% 1/31/2028	14,504	14,533
U.S. Treasury 3.50% 2/15/2029	32,027	32,128
U.S. Treasury 3.75% 1/31/2031 (c)	240,570	243,060
U.S. Treasury 4.125% 2/15/2036	47,653	48,290
U.S. Treasury 4.625% 2/15/2046	152,034	153,127
U.S. Treasury 4.75% 5/15/2055	5,250	5,344
U.S. Treasury 4.625% 11/15/2055 (c)	314,431	313,990
		810,477
Asset-backed obligations 0.81% Other asset-backed securities 0.81%
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (b)(d)	9,297	8,847
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (b)(d)	9,116	7,804
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (b)(d)	688	566
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (b)(d)	6,516	5,379
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (b)(d)	85,298	72,559
		95,155
Total asset-backed obligations		95,155
Bonds & notes of governments & government agencies outside the U.S. 0.38% Mexico 0.38%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (b)	28,850	29,388
United Mexican States 5.375% 3/22/2033	6,875	6,893
United Mexican States 6.625% 1/29/2038	2,785	2,949
United Mexican States 7.375% 5/13/2055	5,295	5,819
		45,049
Total bonds & notes of governments & government agencies outside the U.S.		45,049
Municipals 0.04% Ohio 0.04%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	5,635	5,209
Total bonds, notes & other debt instruments (cost: $10,556,826,000)		10,595,213
Capital Group Central Corporate Bond Fund — Page 16 of 20

unaudited
Short-term securities 11.66% Money market investments 11.66%	Shares	Value (000)
Capital Group Central Cash Fund 3.65% (e)(f)	13,732,236	$1,373,223
Total short-term securities (cost: $1,373,137,000)		1,373,223
Total investment securities 101.66% (cost: $11,929,963,000)		11,968,436
Other assets less liabilities (1.66)%		(195,763)
Net assets 100.00%		$11,772,673
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 2/28/2026 (000)
2 Year U.S. Treasury Note Futures	Long	4,975	7/6/2026	USD1,041,135	$1,620
5 Year U.S. Treasury Note Futures	Long	5,832	7/6/2026	642,340	2,967
10 Year U.S. Treasury Note Futures	Short	1,758	6/30/2026	(200,082)	(1,149)
10 Year Ultra U.S. Treasury Note Futures	Short	11,831	6/30/2026	(1,381,085)	(12,965)
20 Year U.S. Treasury Bond Futures	Long	9,101	6/30/2026	1,078,184	8,271
30 Year Ultra U.S. Treasury Bond Futures	Short	1,572	6/30/2026	(191,145)	(2,221)
					$(3,477)
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 2/28/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 2/28/2026 (000)
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	USD971,244	$(18,825)	$(21,651)	$2,826
Investments in affiliates (f)

	Value at 6/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 2/28/2026 (000)	Dividend or interest income (000)
Short-term securities 11.66%
Money market investments 11.66%
Capital Group Central Cash Fund 3.65% (e)	$522,980	$4,109,036	$3,258,917	$61	$63	$1,373,223	$29,009

(a)	Step bond; coupon rate may change at a later date.
(b)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $870,126,000, which represented 7.39% of the net assets of the fund.

(c)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $28,057,000, which represented 0.24% of the net assets of the fund.
(d)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(e)	Rate represents the seven-day yield at 2/28/2026.
(f)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
Capital Group Central Corporate Bond Fund — Page 17 of 20

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $4,267,900,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of credit default swaps while held were $700,340,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Capital Group Central Corporate Bond Fund — Page 18 of 20

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of February 28, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$9,639,323	$—	$9,639,323
U.S. Treasury bonds & notes	—	810,477	—	810,477
Asset-backed obligations	—	95,155	—	95,155
Bonds & notes of governments & government agencies outside the U.S.	—	45,049	—	45,049
Municipals	—	5,209	—	5,209
Short-term securities	1,373,223	—	—	1,373,223
Total	$1,373,223	$10,595,213	$—	$11,968,436

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$12,858	$—	$—	$12,858
Unrealized appreciation on centrally cleared credit default swaps	—	2,826	—	2,826
Liabilities:
Unrealized depreciation on futures contracts	(16,335)	—	—	(16,335)
Total	$(3,477)	$2,826	$—	$(651)
*
Futures contracts and credit default swaps are not included in the fund’s investment portfolio.
Key to abbreviation(s)
Auth. = Authority
CME = CME Group
DAC = Designated Activity Company
ICE = Intercontinental Exchange, Inc.
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
Capital Group Central Corporate Bond Fund — Page 19 of 20

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP3-137-0426
Capital Group Central Corporate Bond Fund — Page 20 of 20